Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

Intangible assets, net consist of the following:

	As of March 31,
	2026	2025
	$’000	$’000
Trading rights	64	64
Softwares	554	47
Sub-total	618	111
Less: accumulated amortization	(11)	(25)
Intangible assets, net	607	86